BALANCES SHEET - Winvest Group Ltd [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 37,148
Accounts receivable	28,147
Prepaid expenses	155,354
Total current assets	220,648
Total Assets	220,648
Current liabilities
Accounts payable	23,746	5,961
Accrued liabilities	121,040
Notes payable-related parties	561,830	108,561
Total current liabilities	706,615	114,522
Total liabilities	706,615	114,522
Commitments and Contingencies
STOCKHOLDERS’ DEFICIT
Preferred stock Series A, $0.001 par value 300,000,000, shares authorized, 227,838,680, shares issued and outstanding as of December 31, 2022, and December 31, 2021, respectively	227,839	227,839
Common stock, Par Value $0.001, 4,500,000,000 shares authorized, 17,411,217 and 16,510,563 issued and outstanding as of December 31, 2022, and December 31, 2021	17,411	16,511
Additional paid in capital	103,113,871	101,134,772
Accumulated deficit	(103,845,089)	(101,493,644)
Total Stockholders’ (Deficit)	(485,967)	(114,522)
Total Liabilities and Members’ deficit	$ 220,648